Equity	12 Months Ended
Dec. 31, 2021
Equity
Equity

22            Equity

a.            Share capital

	December 31, 2021	December 31, 2020
Number of ordinary nominative shares	132,197,896	121,086,781
Par value (i)	0.00027	0.56958
Share capital	36	68,968

(i) In November 2021 the Group’s shareholders approved a capital stock share split with a 1:68.14 share split ratio. As a result of the share split, the Group’s historical financial statements have been revised to reflect the number of shares and per share data as if the share split had been in effect for all periods presented.

As at December 31, 2021, after all the corporate restructuring for purposes of the registration of the Company’s common shares in connection with the IPO (see note 1.a), the Company’s share capital is R$ 36 represented by 132,197,896 common shares. Those common shares are represented by 15,000,000 Class A common shares and 117,197,896 Class B common shares. As at December 31, 2020 the CI&T Brazil’s share capital consists of 121,086,781 common shares, in the total amount of R$ 68,968.

The holders of the Class A common shares and Class B common shares have identical rights, except that (i) the holders of Class B common shares are entitled to ten votes per share, whereas holders of Class A common shares are entitled to one vote per share, (ii) Class B common shares have certain conversion rights and (iii) the holders of Class B common shares are entitled to maintain a proportional ownership interest in the event that additional Class A common shares are issued, however that such rights to purchase additional Class B common shares may only be exercised with Class B Shareholder Consent.

At the Annual and Extraordinary General Meeting held on May 31, 2019 and Extraordinary General Meeting held on July 31, 2019, the shareholders approved the capitalization of the share redemption reserve in the amount of R$ 43,500.

Before capitalization the share capital was 30,098. Therefore, the Company’s share capital increased to R$ 73,598 without the issuance of new shares.

The “Extraordinary Shareholders’ Meeting” of July 31, 2019, also approved the partial spin-off of the subsidiary Sensedia SA, in the amount of R$ 4,630, according to note 1.a, which resulted in a decrease in share capital from R$ 73,598 to R$ 68,968, through the cancellation of 59,546 ordinary shares.

b.            Share premium
The share premium refers to the difference between the subscription price (US$15.00 per share) that the shareholders paid for the shares and their nominal value (US$0.00005 per share), as a total amount of R$915,947 (US$166,666).

c.            Capital reserve

Corporate Restructuring

As described in note 1.a above, CI&T completed its corporate restructuring in November 2021. CI&T Brazil ceased to be ultimate parent company, and CI&T (non-operating holding company) became the ultimate parent company. This transaction occurred through the transfer of the shares of its shareholders from CI&T Brazil to CI&T Delaware and, subsequently, to CI&T, which result in the capital increase of 121,086,781 shares at par value of R$ 0.00027 per share, in the amount of R$ 33, and the remaining amount of R$ 88,206 was recorded as capital reserve.

Share-based compensation

The Group a share-based compensation plans that are accounted as Capital reserve per a total amount of R$ 2,498 (see note 21).

Share issuance costs
The Company incurred incremental costs directly attributable to the public offering in the amount of R$ 66,876, net of taxes, recorded in the Capital reserve.

d.            Earnings reserves

	December 31, 2021	December 31, 2020	December 31, 2019
Retained earnings reserve	125,957	95,515	23,979

The application of earnings reserves will be decided at the Annual and Extraordinary Shareholders’ Meeting.

e.            Dividends and interest on shareholders’ equity

The dividends and interest on shareholder´s equity mentioned below occurred before the corporate reorganization. As of December 31, 2021, the Company had no dividends liability.

On April 30, 2021, the Shareholders’ Meeting and Extraordinary Shareholders’ Meeting of CI&T Brazil approved:

•	the payment for interest on equity up to the annual limit of R$6,288;
•	the distribution of additional dividends on profit for the year ended 2020 in the amount of R$40,363. As of June 28, 2021, the Company paid the amount of R$71,040 related to the profit for the year ended 2020. Dividends declared and paid totaled R$17.60 per common share of the subsidiary in 2020.

Additionally, on October 8, 2021, the Extraordinary Shareholders’ Meeting of CI&T Brazil approved the distribution of additional dividends on profit for the year ended 2020, in the amount of R$55,005, equivalent to R$ 31.24 per common share of the subsidiary in 2020.

In May 31, 2019 the Extraordinary General Meeting approved the additional distribution of dividends, relating to the profits for the year 2018, in the amount of R$ 11,119 and the distribution of dividends from the retained earnings, in the amount of R$ 15,448, totaling a distribution of R $ 26,567.

f.            Other comprehensive income

Accumulated translation adjustments include all foreign currency translation differences on investments abroad.

g.            Stock redemption reserve
According to the Annual and Extraordinary Shareholders’ Meeting held on May 31, 2019 and on July 31, 2019, the shareholders approved the capitalization of the share redemption reserve in the amount of R$ 43,500.